Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	New Economy Fund
Entity Central Index Key	0000719608
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
The New Economy Fund (Class 529-A)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-A
Trading Symbol	CNGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.78% *
*Annualized

Expenses Paid, Amount	$ 42	[1]
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class 529-C)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-C
Trading Symbol	CNGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 84	1.55% *
*Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.55%	[1]
Net Assets	$ 33,005,000,000
Holdings Count	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class 529-F-1)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-F-1
Trading Symbol	CNGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 33	0.61% *
*Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class 529-E)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-E
Trading Symbol	CNGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 55	1.02% *
*Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
The New Economy Fund (Class 529-F-2)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-F-2
Trading Symbol	FNEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 29	0.53% *
*Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class 529-F-3)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-F-3
Trading Symbol	FNNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 25	0.47% *
*Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class 529-T)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class 529-T
Trading Symbol	TENEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 30	0.56% *
*Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
The New Economy Fund (Class T)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class T
Trading Symbol	TNEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 26	0.49% *
*Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class A)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class A
Trading Symbol	ANEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 41	0.75% *
*Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
The New Economy Fund (Class C)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class C
Trading Symbol	ANFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.51% *
*Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.51%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class R-6)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-6
Trading Symbol	RNGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 22	0.41% *
*Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class F-1)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class F-1
Trading Symbol	ANFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.79% *
*Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class F-2)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class F-2
Trading Symbol	NEFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 28	0.51% *
*Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class F-3)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class F-3
Trading Symbol	FNEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 22	0.41% *
*Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class R-1)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-1
Trading Symbol	RNGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $ 10,000 investment
Class R-1	$ 80	1.49% *
*Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class R-2)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-2
Trading Symbol	RNGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R 2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 80	1.49% *
*
Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class R-2E)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-2E
Trading Symbol	RNNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 65	1.20% *
*Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class R-3)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-3
Trading Symbol	RNGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last
six
months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 57	1.05% *
*Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class R-4)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-4
Trading Symbol	RNGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.76% *
*Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class R-5)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-5
Trading Symbol	RNGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 25	0.46% *
*Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The New Economy Fund (Class R-5E)
Shareholder Report [Line Items]
Fund Name	The New Economy Fund®
Class Name	Class R-5E
Trading Symbol	RNGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The New Economy Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 30	0.56% *
*Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 33,005,000,000
Holdings Count | Holdings	223
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 33,005
Total number of portfolio holdings	223
Portfolio turnover rate	19%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized